Note 6 - Employee Benefit Plans (Details) - Defined Compensation Plans (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Old 401K Plan [Member]
Company common stock:
Shares held (in Shares)	294,467	331,559
Fair value	$ 6,316,313	$ 6,863,275
Old 401(k) Plan
Dividends on Company stock	66,312	86,286
Retirement Plan [Member]
Retirement Plan
Mutual funds - fair value	2,119,209	1,635,830
Old 401(k) Plan
Employer contributions	$ 466,926	$ 316,206